Consolidated Statements of Financial Position		Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Non-current assets
Property, plant and equipment		$ 463,884	$ 605,554	$ 673,135
Financial assets at fair value through profit or loss		337,742	440,888	439,817
Total non-current assets		801,626	1,046,442	1,112,952
Current assets
Deferred IPO costs		804,139	1,049,720
Trade and other receivables		1,116,590	1,457,596	1,790,384
Contract assets		3,211,750	4,192,619	3,418,818
Cash and cash equivalents		582,113	759,891	1,868,461
Total current assets		5,714,592	7,459,826	7,077,663
Total assets		6,516,218	8,506,268	8,190,615
Equity attributable to owners of the Company
Share capital*	[1]	66,328	86,585	86,585
Merger reserve		919,258	1,199,999	999,999
Foreign currency translation reserve		4,473	5,838	(1,140)
Other reserve		(1,414,710)	(1,846,763)	(1,846,763)
Retained earnings		883,933	1,153,886	2,710,906
Total equity attributable to owners of the Company		459,282	599,545	1,949,587
Non-current liabilities
Borrowings		1,406,375	1,835,882	1,205,447
Deferred tax liabilities		52,263	68,224	79,348
Total non-current liabilities		1,458,638	1,904,106	1,284,795
Current liabilities
Borrowings		383,777	500,982	442,582
Trade and other payables		4,082,562	5,329,376	3,843,996
Contract liabilities		117,292	153,113	581,767
Provision
Income tax payable		14,667	19,146	87,888
Total current liabilities		4,598,298	6,002,617	4,956,233
Total liabilities		6,056,936	7,906,723	6,241,028
Total equity and liabilities		$ 6,516,218	$ 8,506,268	$ 8,190,615

[1]	Giving retroactive effect to reflect the reorganization and issuance of ordinary shares which are detailed in Note 1.